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<SEQUENCE>1
<FILENAME>t305089.txt



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2011
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         RiverFront Investment Group, LLC
Address:      9011 Arboretum Pkwy, Ste 110
              Richmond, VA  23236


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Smailes
Title:   Chief Compliance Officer
Phone:   (804) 549-4814

Signature, Place, and Date of Signing:

/s/ Wendy L. Smailes            Richmond, Virginia             March 31, 2011
------------------             ---------------------          -----------------
   [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                                          ----

Form 13F Information Table Entry Total:                    107
                                                          ----

Form 13F Information Table Value Total:             $1,968,816
                                                  ------------
                                                   (thousands)




List of Other Included Managers:

{None}

                          TITLE OF            VALUE    SHARES/  SH/ PUT/   INVSTMT    OTHER           VOTING AUTHORITY
NAME OF ISSUER               CLASS  CUSIP    (x$1000) PRN AMT PRN CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE

----------------------------------------------------------------------------------------------------------------------------

ACCENTURE PLC                  COM    G1151C101  22276   368682  SH       SOLE                 368682        0       0
AECOM TECHNOLOGY CORP DELAWACO COM    00766T100   5070   185445  SH       SOLE                 185445        0       0
AMERICAN CAMPUS CMNTYS INC COM COM    024835100   5819   163815  SH       SOLE                 163815        0       0
AMERICAN EXPRESS CO            COM    025816109   8874   171641  SH       SOLE                 171641        0       0
APPLE COMPUTER INC             COM    037833100   6026    17951  SH       SOLE                  17951        0       0
AUTOMATIC DATA PROCESSING COM  COM    053015103  20685   392663  SH       SOLE                 392663        0       0
BALL CORP                      COM    058498106  10299   267779  SH       SOLE                 267779        0       0
BCE INC COM NEW                COM    05534B760  16278   414294  SH       SOLE                 414294        0       0
BMC SOFTWARE INC COM           COM    055921100   4142    75729  SH       SOLE                  75729        0       0
CAREFUSION CORP COM            COM    14170T101   8993   330986  SH       SOLE                 330986        0       0
CATERPILLAR INC COM            COM    149123101  20191   189661  SH       SOLE                 189661        0       0
CHEVRON CORP NEW               COM    166764100  46191   449156  SH       SOLE                 449156        0       0
CHUBB CORP                     COM    171232101  19506   311548  SH       SOLE                 311548        0       0
CLAYMORE EXCHANGE-TRADED FD WI COM    18383M308  33162  1725378  SH       SOLE                1725378        0       0
COMPLETE PRODUCTION SERVICESCO COM    20453E109   4915   147337  SH       SOLE                 147337        0       0
CORPORATE OFFICE PPTYS TR SH B COM   22002T108    4809   154570  SH       SOLE                 154570        0       0
DARDEN RESTAURANTS INC COM     COM    237194105  11216   225404  SH       SOLE                 225404        0       0
DOLLAR TREE INC                COM    256746108   8305   124655  SH       SOLE                 124655        0       0
DUPONT FABROS TECHNOLOGY INCCO COM    26613Q106   4278   169760  SH       SOLE                 169760        0       0
EAST WEST BANCORP INC COM      COM    27579R104   6964   344574  SH       SOLE                 344574        0       0
ENERSYS COM                    COM    29275Y102   3016    87625  SH       SOLE                  87625        0       0
ESTERLINE TECHNOLOGIES CORP CO COM    297425100   8644   113142  SH       SOLE                 113142        0       0
EXXON MOBIL CORP               COM    30231G102  26359   323904  SH       SOLE                 323904        0       0
FIRST TR DJS MICROCAP INDEX CO COM    33718M105  45489  1990775  SH       SOLE                1990775        0       0
FIRST TR NASDAQ ABA CMNTY BKUT COM    33736Q104   6141   251271  SH       SOLE                 251271        0       0
FOREST OIL CORP COM PAR $0.01  COM    346091705   4792   179423  SH       SOLE                 179423        0       0
G A P INC                      COM    364760108  13882   766961  SH       SOLE                 766961        0       0
GLOBAL X FDS CHINA CONS ETF    COM    37950E408  12499   680756  SH       SOLE                 680756        0       0
HALLIBURTON CO COM             COM    406216101   5923   116131  SH       SOLE                 116131        0       0
HASBRO INC COM                 COM    418056107   7215   164238  SH       SOLE                 164238        0       0
HCC INS HLDGS INC              COM    404132102   7375   234120  SH       SOLE                 234120        0       0
HOLOGIC INC                    COM    436440101   5087   252197  SH       SOLE                 252197        0       0
I B M                          COM    459200101  34453   200833  SH       SOLE                 200833        0       0
IRON MTN INC COM               COM    462846106  25087   735902  SH       SOLE                 735902        0       0
ISHARES INC MSCI CDA INDEX     COM    464286509  59570  1880948  SH       SOLE                1880948        0       0
ISHARES INC MSCI GERMAN        COM    464286806  38460  1430274  SH       SOLE                1430274        0       0
ISHARES INC MSCI S KOREA       COM    464286772  26310   404765  SH       SOLE                 404765        0       0
ISHARES TR DJ US REAL EST      COM    464287739  36751   609474  SH       SOLE                 609474        0       0
ISHARES TR HIGH YLD CORP       COM    464288513  42596   466497  SH       SOLE                 466497        0       0
ISHARES TR LEHMAN 1-3 YR       COM    464288646  10144    96652  SH       SOLE                  96652        0       0
ISHARES TR LEHMAN INTER C      COM    464288638   2504    23493  SH       SOLE                  23493        0       0
ISHARES TR MSCI ACWI EX        COM    464288240  55180  1225123  SH       SOLE                1225123        0       0
ISHARES TR MSCI EAFE IDX       COM    464287465  31302   520491  SH       SOLE                 520491        0       0
ISHARES TR MSCI EMERG MKT      COM    464287234  15607   327878  SH       SOLE                 327878        0       0
ISHARES TR S&P LTN AM 40       COM    464287390  11784   228292  SH       SOLE                 228292        0       0
ISHARES TR S&P MIDCAP 400      COM    464287507   8226    84192  SH       SOLE                  84192        0       0
ISHARES TR S&P NA SOFTWR       COM    464287515  10641   167974  SH       SOLE                 167974        0       0
ISHARES TR S&P SMLCAP 600      COM    464287804   1378    18792  SH       SOLE                  18792        0       0
JPMORGAN CHASE & CO ALERIAN ML COM    46625H365  39356  1059948  SH       SOLE                1059948        0       0
L-3 COMMUNICATIONS HLDGS INC   COM    502424104   5145    58828  SH       SOLE                  58828        0       0
MANPOWER INC                   COM    56418H100   3819    71192  SH       SOLE                  71192        0       0
MCDONALDS CORP                 COM    580135101  20168   239179  SH       SOLE                 239179        0       0
MEADWESTVACO CORP COM          COM    583334107  20991   630181  SH       SOLE                 630181        0       0
MICROCHIP TECHNOLOGY INC COM   COM    595017104   6174   162852  SH       SOLE                 162852        0       0
MOODYS CORP COM                COM    615369105  19221   501193  SH       SOLE                 501193        0       0
OIL STATES INTL INC COM        COM    678026105   4204    52604  SH       SOLE                  52604        0       0
OMNICARE INC COM               COM    681904108   8337   261431  SH       SOLE                 261431        0       0
OMNICOM GROUP COM              COM    681919106  22469   466539  SH       SOLE                 466539        0       0
ONEOK INC NEW                  COM    682680103   9343   126235  SH       SOLE                 126235        0       0
PENN NATL GAMING INC           COM    707569109   6622   164161  SH       SOLE                 164161        0       0
PEOPLES UNITED FINANCIAL INCCO COM    712704105   7243   538877  SH       SOLE                 538877        0       0
PERKINELMER INC COM            COM    714046109   6708   249257  SH       SOLE                 249257        0       0
PETROHAWK ENERGY CORP COM      COM    716495106   5081   205944  SH       SOLE                 205944        0       0
PFIZER INC                     COM    717081103  30259  1468905  SH       SOLE                1468905        0       0
POWERSHARES ACTIVE MNG ETF TUS COM    73935B508   3613    70502  SH       SOLE                  70502        0       0
POWERSHARES ETF TR II S&P500 L COM    73937B779  18387   734613  SH       SOLE                 734613        0       0
POWERSHARES ETF TRUST DWA TECH COM    73935X153   8019   307478  SH       SOLE                 307478        0       0
POWERSHARES ETF TRUST DYN LSR  COM    73935X757   8050   408235  SH       SOLE                 408235        0       0
POWERSHARES ETF TRUST DYN MEDI COM    73935X823   9435   622793  SH       SOLE                 622793        0       0
POWERSHARES ETF TRUST DYN OIL  COM    73935X625   3535   143927  SH       SOLE                 143927        0       0
POWERSHARES ETF TRUST HLTHCR S COM    73935X351   9521   299983  SH       SOLE                 299983        0       0
POWERSHARES ETF TRUST INDL SEC COM    73935X369   2632    84743  SH       SOLE                  84743        0       0
POWERSHARES ETF TRUST ZACKS MC COM    73935X740  33762  2856346  SH       SOLE                2856346        0       0
PSS WORLD MED INC COM          COM    69366A100   6098   217697  SH       SOLE                 217697        0       0
QUALCOMM INC COM               COM    747525103  27599   485978  SH       SOLE                 485978        0       0
SCHEIN HENRY INC               COM    806407102   6610    92336  SH       SOLE                  92336        0       0
SCOTTS MIRACLE GRO CO CL A     COM    810186106   3281    63940  SH       SOLE                  63940        0       0
SELECT SECTOR SPDR TR SBI CONS COM    81369Y407   6767   168280  SH       SOLE                 168280        0       0
SELECT SECTOR SPDR TR SBI HEAL COM    81369Y209  32365   910934  SH       SOLE                 910934        0       0
SELECT SECTOR SPDR TR SBI INT- COM    81369Y605  12111   788979  SH       SOLE                 788979        0       0
SELECT SECTOR SPDR TR SBI MATE COM    81369Y100   3718    94437  SH       SOLE                  94437        0       0
SENSIENT TECHNOLOGIES CORP COM COM    81725T100   3417    92178  SH       SOLE                  92178        0       0
SNAP ON INC COM                COM    833034101   5848    93596  SH       SOLE                  93596        0       0
SPDR GOLD TRUST GOLD SHS       COM    78463V107  15647   107172  SH       SOLE                 107172        0       0
SPDR SERIES TRUST LEHMAN YLD E COM    78464A417  43193  1073923  SH       SOLE                1073923        0       0
SPDR SERIES TRUST OILGAS EQUIP COM    78464A748   7379   177940  SH       SOLE                 177940        0       0
SPDR SERIES TRUST SPDR KBW CAP COM    78464A771   9614   271060  SH       SOLE                 271060        0       0
SPDR TR UNIT SER 1             COM    78462F103  12254    92852  SH       SOLE                  92852        0       0
STEEL DYNAMICS INC COM         COM    858119100   5770   355073  SH       SOLE                 355073        0       0
SUPERIOR ENERGY SVCS INC       COM    868157108   6637   178701  SH       SOLE                 178701        0       0
TIFFANY & CO NEW COM           COM    886547108  15702   199977  SH       SOLE                 199977        0       0
TIME WARNER CABLE INC COM      COM    88732J207  21478   275224  SH       SOLE                 275224        0       0
UBS AG JERSEY BRH ALERIAN INFR COM    902641646   3513   114479  SH       SOLE                 114479        0       0
UNITED TECHNOLOGIES CORP       COM    913017109   8389    94777  SH       SOLE                  94777        0       0
VANGUARD INDEX FDS SMALL CP ET COM    922908751   9737   124757  SH       SOLE                 124757        0       0
VANGUARD INTL EQUITY INDEX FEM COM    922042858 239630  4928623  SH       SOLE                4928623        0       0
VANGUARD INTL EQUITY INDEX FFT COM    922042718  50543   492003  SH       SOLE                 492003        0       0
VANGUARD TAX-MANAGED FD EUROPE COM    921943858 110888  2911984  SH       SOLE                2911984        0       0
VANGUARD WORLD FDS CONSUM STP  COM    92204A207  18594   232665  SH       SOLE                 232665        0       0
VANGUARD WORLD FDS ENERGY ETF  COM    92204A306   5862    53026  SH       SOLE                  53026        0       0
VANGUARD WORLD FDS INDUSTRIAL  COM    92204A603   4404    63465  SH       SOLE                  63465        0       0
VANGUARD WORLD FDS INF TECH ET COM    92204A702  11959   188776  SH       SOLE                 188776        0       0
VERISIGN INC COM               COM    92343E102   4050   121032  SH       SOLE                 121032        0       0
VERIZON COMMUNICATIONS INC     COM    92343V104  17912   481104  SH       SOLE                 481104        0       0
WEINGARTEN RLTY INVS SH BEN IN COM    948741103   3911   155427  SH       SOLE                 155427        0       0
WISDOMTREE TRUST CHINESE YUAN  COM    97717W182  94554  3719650  SH       SOLE                3719650        0       0
WMS INDS INC COM               COM    929297109   2874    93547  SH       SOLE                  93547        0       0


     LINE COUNT: 107
